Cover	Apr. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	INCYTE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12400
Entity Tax Identification Number	94-3136539
Entity Address, Address Line One	1801 Augustine Cut-Off
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	302
Local Phone Number	498-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value per share
Trading Symbol	INCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000879169